Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of common stock reserved for future issuance
As of December 31 2021, the Company has reserved the following shares of common stock for future issuance:

Shares reserved for conversion of preferred stock	10,835,366
Shares reserved for exercise of outstanding stock options	2,689,935
Shares reserved for issuance under equity compensation plans	262,616
Total shares of authorized common stock reserved for future issuance	13,787,917